EQUITY, Components of Other Comprehensive Income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity instruments at fair value with changes in other comprehensive income [Abstract]
Net unrealized gain (loss)	S/ 136,783	S/ 1,241,632	S/ (1,629,016)
Transfer to results of net realized loss	36,712	7,789	49,754
Transfer of recovery of credit loss to profit or loss	32,776	8,716	63,203
Sub total	206,271	1,258,137	(1,516,059)
Non-controlling interest	4,612	18,317	(15,535)
Income tax	(5,118)	58,489	(82,459)
Other comprehensive income, net realized and unrealized (loss)	205,765	1,334,943	(1,614,053)
Cash flow hedge reserves [Abstract]
Net gain on cash flow hedges	27,186	18,359	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	(17,416)	(30,550)	(28,048)
Sub total	9,770	(12,191)	1,061
Non-controlling interest	125	(148)	27
Income tax	4,030	(5,104)	158
Other comprehensive income, cash flow hedge	13,925	(17,443)	1,246
Other reserves [Abstract]
Insurances reserves	(69,383)	(754,192)	1,133,536
Non-controlling interest	(793)	(8,619)	10,604
Other reserves	(70,176)	(762,811)	1,144,140
Foreign exchange translation [Abstract]
Exchange gains or losses	(114,143)	73,498	(301,969)
Net movement in hedges of net investments in foreign businesses	0	18,950	39,587
Sub total	(114,143)	92,448	(262,382)
Non-controlling interest	1	(34)	(114)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(114,142)	92,414	(262,496)
Equity instruments at fair value with changes in other comprehensive income [Abstract]
Net unrealized gain (loss)	24,116	(12,247)	(36,477)
Transfer to accumulated results from investment sale	(137,787)	0	0
Sub total	(113,671)	(12,247)	(36,477)
Non-controlling interest	7	127	23
Income tax	(8,439)	3,791	(2,109)
Other comprehensive income, before tax, gains (losses) from investments in equity instruments including transfer of fair value reserve to accumulated results	(122,103)	(8,329)	(38,563)
Attributable to [Abstract]
Credicorp's equity holders	(81,156)	571,955	(680,321)
Non-controlling interest	3,952	9,643	(4,995)
Total other comprehensive income	S/ (77,204)
Total other comprehensive income		S/ 581,598	S/ (685,316)